Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2023
Borrowing costs [abstract]
Schedule of Maturities and Weighted Average Interest Rates	The following table details the maturities and weighted average interest rates related to long-term debt as at September 30, 2023 and 2022:
	Final	Weighted average effective interest rate	2023	2022
	maturity	%	$	$
Convertible loan (a)	2028	33.65	11,258,950	—
Credit facility (b)	2026	17.58	28,747,705	30,000,000
Term loan (c)	2030	33.65	7,718,928	10,034,513
Other loan (e)	2023	N/A	—	1,582,780
Long-term debt		23.96	47,725,583	41,617,293
Current portion of long-term debt			—	30,342,675
Long-term debt			47,725,583	11,274,618

Schedule of Black-Scholes Option Pricing Model	The fair value of the conversion option and the warrants at initial recognition were determined using the Black-Scholes option pricing model and the following assumptions:
	Conversion option		Warrants
Fair value of the underlying share	US$	1.67	US$	22.92
Exercise price	US$	10.00	US$	0.01
Risk-free interest rate		4%		5%
Expected volatility		60%		60%
Expected life		5.00 years		0.04 years
Dividend yield		0%		0%